Business Activity (Details)						1 Months Ended	12 Months Ended
	Nov. 11, 2024 USD ($)	Mar. 27, 2024	Nov. 27, 2023 USD ($)	Jun. 30, 2022 $ / shares	Dec. 10, 2020 $ / shares shares	Jul. 31, 2021 EUR (€)	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Apr. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Nov. 26, 2024 shares	Nov. 06, 2024 EUR (€)	Aug. 28, 2024 USD ($) shares	May 07, 2024 USD ($)	May 01, 2024 shares
Business Activity [Line Items]
Entity Incorporation, Date of Incorporation							Apr. 03, 2020	Apr. 03, 2020
Exercise price (in Dollars per share) | $ / shares					$ 11.5
Gross proceeds from issuance of shares | €							€ 5,942,000		€ 3,001,000	€ 3,679,000
Number of days for successful completion of operations							90 days	90 days
Expected operations percentage of planned capacity							95.00%	95.00%
First tranche amount of financing facility withdrawn (in Dollars) | $																$ 1,150,000
Damages claim filed against financial misrepresentation (in Euro) | €														€ 27,000,000
Ownership percentage in operating subsidiary							100.00%	100.00%
Payment against Signing of Purchase Agreement [Member]
Business Activity [Line Items]
Purchase consideration, milestone payment percentage							40.00%	40.00%
Expected net present value of asset to be purchased (in Dollars) | $												$ 61,000,000
Payment against Commencement of Operations [Member]
Business Activity [Line Items]
Purchase consideration, milestone payment percentage							20.00%	20.00%
Payment against Completion of Operations under Condition [Member]
Business Activity [Line Items]
Purchase consideration, milestone payment percentage							40.00%	40.00%
Fusion Fuel Spain S.L. [Member]
Business Activity [Line Items]
Reverse recapitalization, net asset value							€ 44,400,000					$ 54,000,000
Ownership interest in joint venture, description						50/50
Joint venture, combined equity contribution (in Euro) | €						€ 3,000
Participating loan duration for joint venture						5 years
Belike Nominees Pty Ltd. [Member]
Business Activity [Line Items]
First tranche amount of financing facility withdrawn (in Dollars) | $																$ 1,150,000
Hydrogenial S.A. [Member]
Business Activity [Line Items]
Subscription agreement investment amount (in Dollars) | $															$ 33,500,000
Fusion Fuel Portugal [Member]
Business Activity [Line Items]
Default repayment, percentage of outstanding amount	125.00%
Default in debt repayment, interest rate	18.00%
Default in debt repayment, outstanding balance of debt (in Dollars) | $	$ 140,000
Debt instrument principal outstanding (in Dollars) | $											$ 185,956
Quality Industrial Corp. [Member]
Business Activity [Line Items]
Stake acquired in subsidiary													69.36%
Al Shola Gas [Member]
Business Activity [Line Items]
Ownership interest to be acquired in subsidiary, percentage		51.00%
Class B Ordinary Shares [Member]
Business Activity [Line Items]
Share issued (in Shares)					2,125,000
Class A Ordinary Shares [Member]
Business Activity [Line Items]
Share issued (in Shares)													3,818,969
Warrants to purchase (in Shares)					2,125,000
Exercise price (in Dollars per share) | $ / shares					$ 11.5
Gross proceeds from issuance of shares | $								$ 6,398,264
Share-based payment awards granted				1,137,000
Estimated number of convertible shares determined (in Shares)																	1,120,329
Par value per share (in Dollars per share) | $ / shares												$ 0.0001
Class A Ordinary Shares [Member] | Hydrogenial S.A. [Member]
Business Activity [Line Items]
Subscription agreement securities to be purchased (in Shares)															43,790,850
Class A Ordinary Shares [Member] | Fusion Fuel Portugal [Member]
Business Activity [Line Items]
Shares issued for payment of accrued interest (in Shares)											834,690
Class A Ordinary Shares [Member] | Quality Industrial Corp. [Member]
Business Activity [Line Items]
Share issued (in Shares)													3,818,969
Shares issued upon acquisition, percentage													19.99%
Class A Convertible Preferred Shares [Member] | Quality Industrial Corp. [Member]
Business Activity [Line Items]
Share issued (in Shares)													4,171,327
Number of convertible shares to be converted (in Shares)													41,713,270
Remaining stake in subsidiary, percentage													30.63%
Convertible Notes [Member] | Belike Nominees Pty Ltd. [Member]
Business Activity [Line Items]
Financing facility, amount of debt (in Dollars) | $			$ 20,000,000
Financing facility, term			2 years
Placement Note Shares [Member]
Business Activity [Line Items]
Share issued (in Shares)							1,732,430					1,732,430
Gross proceeds from issuance of shares							€ 920,000	1,010,000.00
Class A Ordinary Shares [Member]
Business Activity [Line Items]
Share issued (in Shares)					7,033,356		883,440					883,440
Warrants to purchase (in Shares)					8,250,000
PIPE Investment [Member] | Class A Ordinary Shares [Member]
Business Activity [Line Items]
Share issued (in Shares)							2,450,000					2,450,000
Ordinary shares issued, price per share (in Dollars per share) | $ / shares												$ 10.25
Gross proceeds from issuance of shares							€ 20,700,000	$ 25,100,000
Warrants [Member]
Business Activity [Line Items]
Unexercised warrants expiration period					5 years
Warrants [Member] | Hydrogenial S.A. [Member]
Business Activity [Line Items]
Subscription agreement securities to be purchased (in Shares)															13,137,254
Warrants [Member] | Class A Ordinary Shares [Member]
Business Activity [Line Items]
Share-based payment awards granted				1,137,000
Share-based payment awards, exercise price (in Dollars per share) | $ / shares				$ 11.5
Placement Warrants [Member] | Class A Ordinary Shares [Member]
Business Activity [Line Items]
Share-based payment awards granted							208,582	208,582
Par value per share (in Dollars per share) | $ / shares												$ 0.0001